Short-Term Borrowings	12 Months Ended
Dec. 31, 2020
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

5.    SHORT-TERM BORROWINGS

At December 31, 2020 and 2019, outstanding short-term borrowings under our CP Program and Credit Facility consisted of the following:

	At December 31,
	2020	2019
Total credit facility borrowing capacity	$2,000	$2,000
Commercial paper outstanding (a)	(70)	(46)
Credit facility outstanding (b)	-	-
Letters of credit outstanding (c)	(9)	(10)
Available unused credit	$1,921	$1,944

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(a)	The weighted average interest rates for commercial paper were 0.17% and 1.84% at December 31, 2020 and December 31, 2019, respectively.
(b)	At December 31, 2020, the applicable interest rate for any outstanding borrowings was LIBOR plus 1.25%.
(c)	Interest rates on outstanding letters of credit at December 31, 2020 and December 31, 2019 were 1.45% and 1.20%, respectively, based on our credit ratings.

CP Program

In March 2018, we established the CP Program, under which we may issue CP Notes on a private placement basis up to a maximum aggregate face or principal amount outstanding at any time of $2.0 billion.  The proceeds of CP Notes issued under the CP Program are used for working capital and general corporate purposes. The CP Program obtains liquidity support from our Credit Facility discussed below.  We may utilize either CP Program or the Credit Facility at our option, to meet our funding needs.

Credit Facility

In November 2017, we entered into a $2.0 billion unsecured Credit Facility to be used for working capital and general corporate purposes, issuances of letters of credit and support for any commercial paper issuances.  In November 2020, we entered into an amendment to the Credit Facility that extended its maturity date for one year to November 2023.  We may request increases in our borrowing capacity in increments of not less than $100 million, not to exceed $400 million in the aggregate, provided certain conditions are met, including lender approvals.  The Credit Facility also gives us the option of requesting up to two one-year extensions, with such extensions subject to certain conditions and lender approvals.

The Credit Facility contains terms pursuant to which the interest rates charged under the agreement may be adjusted depending on our credit ratings.  Borrowings under the Credit Facility bear interest at per annum rates equal to, at our option, (i) adjusted LIBOR plus a spread ranging from 1.125% to 1.750% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt or (ii) an alternate base rate (the highest of (1) the prime rate of JPMorgan Chase, (2) the greater of the federal funds effective rate or the overnight banking rate, plus 0.50%, and (3) adjusted LIBOR plus 1.00%) plus a spread ranging from 0.125% to 0.750% depending on credit ratings assigned to our senior secured non-credit enhanced long-term debt.  Amounts borrowed under the Credit Facility, once repaid, can be borrowed again from time to time.

An unused commitment fee is payable quarterly in arrears and upon termination or commitment reduction at a rate equal to 0.075% to 0.225% (such spread depending on certain credit ratings assigned to our senior secured debt) of the daily unused commitments under the Credit Facility.  Letter of credit fees on the stated amount of letters of credit issued under the Credit Facility are payable to the lenders quarterly in arrears and upon termination at a rate per annum equal to the spread over adjusted LIBOR.  Customary fronting and administrative fees are also payable to letter of credit fronting banks.  At December 31, 2020, letters of credit bore interest at 1.45%, and a commitment fee (at a rate of 0.10%) per annum) was payable on the unfunded commitments under the Credit Facility, each based on our current credit ratings.

Under the terms of the Credit Facility, the commitments of the lenders to make loans to us are several and not joint.  Accordingly, if any lender fails to make loans to us, our available liquidity could be reduced by an amount up to the aggregate amount of such lender’s commitments under the facility.